Vessels, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels, Net	Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	$1,267,622	$(403,231)	$864,391
Transfer from Advances for vessels	165,353	—	165,353
Transfer from Right-of-use asset	32,160	(1,523)	30,637
Transfer to Assets held for sale	(26,345)	15,301	(11,044)
Depreciation	—	(48,217)	(48,217)
December 31, 2022	$1,438,790	$(437,670)	$1,001,120
Transfer from Advances for vessels	192,819	—	192,819
Vessels sales	(46,330)	21,846	(24,484)
Transfer to Assets held for sale	(33,674)	9,866	(23,808)
Depreciation	—	(54,129)	(54,129)
December 31, 2023	$1,551,605	$(460,087)	$1,091,518

Transfer from Advances for vessels represents advances paid for vessels under construction and vessels acquisitions which were delivered to the Company, completed vessel improvements in respect of ballast water treatment systems (“BWTS”), sulfur oxide exhaust gas cleaning systems (“Scrubbers”), and vessel environmental upgrades and comprised:

•During the year ended December 31, 2022: Delivery to the Company of the vessels Vassos, Climate Respect, Maria, Aghia Sofia and Michalis H and BWTS and Scrubbers retrofitting and vessel improvements on several vessels; and
•During the year ended December 31, 2023: Delivery to the Company of the vessels Climate Justice, Climate Ethics, Pedhoulas Trader, Morphou and Rizokarpaso and BWTS and Scrubbers retrofitting and vessel improvements on several vessels.

Transfer from Right-of-use asset in the amount of $30,637, represents the advance payments, the initial direct costs paid for the vessel Stelios Y and the present value of the future lease payments due under a bareboat charter amounting to $32,160 net of amortization of $1,523, that were transferred to Vessel cost and Accumulated depreciation, respectively, at the end of the bareboat charter period in November 2022, whereupon ownership of the vessel passed to Metamou, refer to Note 7.

Transfer to Assets held for sale during the year ended December 31, 2023 relates to the vessel Pedhoulas Cherry. Transfer to Assets held for sale during the year ended December 31, 2022 relates to the vessel Pedhoulas Trader. Refer to Note 6.

Vessel sales during the year ended December 31, 2023 represents the carrying value of the vessels Efrossini and Katerina which were sold during the year ended December 31, 2023, taking advantage of the improved market. No vessels were sold during the year ended December 31, 2022.

Consistent with prior practices, we reviewed all our vessels for impairment and none were found to be impaired at December 31, 2022 and December 31, 2023.

As of December 31, 2023, 27 vessels owned by the Company with a carrying value of $603,157 had first priority mortgages registered as security for certain of the Company’s loans and credit facilities, while title of ownership is held by the relevant lender for another 11 vessels with a carrying value of $311,481 to secure the relevant sale and lease back financing transactions. See further Note 8.